Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Income Builder Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income consistent with reasonable opportunity for future growth of capital and income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 94 of the Prospectus and in the "Alternative Sales
		Arrangements" section on page 104 of the Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 33%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Fund may temporarily invest slightly less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Asset Allocation Investment Process: Asset allocation decisions are made by
MacKay Shields, LLC ("MacKay Shields"), the Subadvisor for the fixed-income portion of the Fund, based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. As part of these asset allocation decisions, MacKay Shields may use equity index futures to add exposure to the equity markets. Neither equity index futures nor fixed-income futures are counted toward the Fund's total equity and fixed-income exposures, respectively.

Equity Investment Process: Epoch Investment Partners, Inc. ("Epoch"), the
Subadvisor for the equity portion of the Fund, invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. Epoch seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reductions.

Epoch seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. Epoch evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Debt Investment Process: The Fund may invest in investment grade and below investment grade debt securities of varying maturities. In pursuing the Fund's investment objective, the Fund may invest up to 30% of its net assets in debt securities that MacKay Shields believes may provide capital appreciation in addition to income and are rated below investment grade by independent rating agencies, such as Standard & Poor's ("S&P") or Moody's Investor Service, Inc.
("Moody's"), or if unrated, deemed to be of comparable creditworthiness by
MacKay Shields. For purposes of this limitation, both the percentage and rating are counted at the time of purchase. If independent rating agencies assign different ratings to the same security, Fund will use the higher rating for purposes of determining the security's credit quality. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as "junk bonds."

The Fund maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

Principal debt investments include U.S. government securities, domestic and foreign debt securities, mortgage-related and asset-backed securities and floating rate loans. The Fund may also enter into mortgage dollar roll and to-be-announced ("TBA") securities transactions.

The Fund may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

Investments Across the Fund: The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings. The Fund also may use fixed-income futures for purposes of managing duration and yield curve exposures. The Fund may invest up to 10% of its total assets in swaps, including credit default swaps.

The Subadvisors may sell a security if they no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a debt security, MacKay Shields may evaluate, among other things, deterioration in the issuer's credit quality. Epoch may sell or reduce a position in a security when it believes its investment objectives have been met, when the security is deemed less attractive relative to another security on a
		return/risk basis, or if it sees the investment thesis failing to materialize.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisors may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities.
These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the
Fund's investments in floating rate loans are more likely to decline.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the
Subadvisors to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk: Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the
Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular
		currency and the forward contracts entered into by the Fund.
Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of several broad-based securities market indices as well as a composite index. The
Fund has selected the MSCI World Indexas its primary benchmark. The MSCI World
Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund has selected the Russell 1000®Index as its secondary benchmark. The Russell
1000®Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000®Index and includes approximately
1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000®Index represents approximately 92% of the U.S. market. The Fund has selected the Income Builder Composite Index as an additional benchmark. The Income Builder Composite Index consists of the MSCI
World Index and the Barclays Capital U.S. Aggregate Bond Index weighted 50%/50%, respectively. The Fund has selected the Barclays Capital U.S. Aggregate Bond
Index as an additional benchmark. The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S.
dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
January 2, 2004, include the historical performance of Class B shares through
January 1, 2004. Performance figures for Investor Class shares, first offered on
February 28, 2008, include the historical performance of Class A shares through
February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
		Please visit mainstayinvestments.com for more recent performance information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2002-2011)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be
		less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 3Q/10 9.82 % Worst Quarter 4Q/08 -14.22%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares.
		After-tax returns for the other share classes may vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Income Builder Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Income Builder Composite Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,113
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.57%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,292
Annual Return 2002	rr_AnnualReturn2002	(18.37%)
Annual Return 2003	rr_AnnualReturn2003	18.18%
Annual Return 2004	rr_AnnualReturn2004	5.63%
Annual Return 2005	rr_AnnualReturn2005	5.35%
Annual Return 2006	rr_AnnualReturn2006	8.32%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(27.56%)
Annual Return 2009	rr_AnnualReturn2009	21.25%
Annual Return 2010	rr_AnnualReturn2010	13.07%
Annual Return 2011	rr_AnnualReturn2011	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.22%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class B | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.53%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class B | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.76%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,483
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.28%
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.56%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.64% on assets up to $500 million; 0.60% on assets from $500 million up to $1 billion; and 0.575% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.